SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Net, Useful Lives
Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used to Value Stock Options
	Year ended December 31,
	2012	2013	2014

Dividend yield	0%	0%	0%
Expected volatility	64.1%	40%-77%	40%-80%
Risk-free interest rate	1%	0.13%-3.04%	0.12%-2.63%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple- employees	1.62	1.09	-
Suboptimal exercise multiple- management	-	1.36-1.39	1.62-1.66